Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

April 2, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make certain material changes to the principal investment strategies of NestYield Total Return Guard ETF, NestYield Dynamic Income ETF, and NestYield Visionary ETF (the "Funds’"), is Post-Effective Amendment No. 108 and Amendment No. 111 to the Trust’s Registration Statement on Form N-1A. Please note that the Funds’ registration statement recently underwent SEC review (PEA 63 filed on October 8, 2024). Accordingly, we respectfully request that the Staff's review be limited to the changes submitted with this filing. We are able to provide a redline draft under separate cover upon request.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC